Right-of-use assets and liability related to right-of-use of assets, Summary (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of quantitative information about leases for lessee [abstract]
Total right of use assets	$ 197,543,872	$ 199,460,378	$ 113,568,320	$ 10,995	$ 121,874,096
Total lease liabilities	214,108,933	213,103,228	125,169,156		$ 134,148,811
Net non-cash additions to right-of-use assets and lease liabilities	1,001,106	298,129	$ 3,111,591
Related Party [Member]
Disclosure of quantitative information about leases for lessee [abstract]
Total right of use assets	119,146,817	125,960,911
Total lease liabilities	$ 128,238,094	$ 131,170,623